NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Excluded items from net loss calculation (Details)	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Stock options	4,060,000	4,060,000
Warrants	19,124,225	4,563,625
Preferred stock	5,004,600	4,586,539